                CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------
(expenses that are
deducted
from fund assets)         CLASS A      CLASS B      CLASS C      CLASS R
------------------------------------------------------------------------
Management Fees            0.93%        0.93%        0.93%        0.93%

Distribution and/or
Service (12b-1) Fees       0.30         1.00         1.00         0.50

Other Expenses(5)          0.51         0.51         0.51         0.51

Total Annual Fund
Operating Expenses         1.74         2.44         2.44         1.94

Fee Waivers(6)             0.04         0.04         0.04         0.04

Net Expenses               1.70         2.40         2.40         1.90

----------

(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(6) The investment advisor has contractually agreed to waive 0.05% on average net assets in excess of $500 million. The expense limitation agreement is in effect through October 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account. As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                            INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                           INVESTMENTS                       INVESTMENTS
-------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                       $ 50
(includes section 401, 403 and 457 plans,              investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                  deferrals from Employer-
                                                       Sponsored Retirement
                                                       Plans)
Systematic Purchase Plan                                50                                           50
IRA, Roth IRA, or Coverdell ESA                        250                                           50
All other accounts                                   1,000                                           50

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                      Supplement dated June 12, 2003 to the
             Statement of Additional Information dated March 3, 2003
                           as supplemented May 2, 2003

The following information replaces paragraphs eight through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 30 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Directors. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

                  AIM has contractually agreed through October 31, 2004, to waive advisory fees for AIM International Growth Fund's Class A, Class B and Class C shares by 0.05% of average daily net assets in excess of $500 million."

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 34 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following information is added at the beginning of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

                                  2003     Director, Senior Vice President and General      N/A"
"Kevin M. Carome(3) - 1956                 Counsel, A I M Management Group Inc.
Senior Vice President                      (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company
                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC

----------
(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

The following information is added at the end of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

                                  2003     Vice President, A I M Advisors, Inc.; and Vice   N/A"
"Nancy L. Martin(5) - 1957                 President and General Counsel, A I M Capital
Secretary                                  Management, Inc.

----------
(5) Ms. Martin became Secretary of the Company on April 1, 2003.

                          INSTITUTIONAL CLASS SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------
(expenses that are deducted        INSTITUTIONAL
 from fund assets)                     CLASS
-------------------------------------------------
Management Fees                        0.93%

Distribution and/or
Service (12b-1) Fees                   None

Other Expenses                         0.27

Total Annual Fund
Operating Expenses                     1.20

Fee Waivers(2)                         0.04

Net Expenses                           1.16
-------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The investment advisor has contractually agreed to waive 0.05% of Management Fees on average net assets in excess of $500 million. The expense limitation agreement is in effect through October 31, 2004.

You should also consider the effect of any account fees charged by the financial institution managing your account."

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

               (SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)

                      Supplement dated June 12, 2003 to the
             Statement of Additional Information dated March 3, 2003


The following information replaces paragraphs eight through nine in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 26 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Directors. See "Description of the Fund and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

The following paragraph is added as the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 27 of the Statement of Additional Information:

                  "AIM has contractually agreed through October 31, 2004, to waive advisory fees for AIM International Growth Fund's Institutional Class shares by 0.05% of average daily net assets in excess of $500 million."


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 29 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information is added at the beginning of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


"Kevin M. Carome(3) - 1956        2003     Director, Senior Vice President and General       N/A"
Senior Vice President                      Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company

                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC


----------

(3)     Mr. Carome became Senior Vice President of the Company on May 13, 2003.

The following information is added at the end of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


"Nancy L. Martin(5) - 1957      2003     Vice President, A I M Advisors, Inc.; and Vice      N/A"
Secretary                                President and General Counsel, A I M Capital
                                         Management, Inc.


----------

(5)     Ms. Martin became Secretary of the Company on April 1, 2003.